Voyage revenues	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Voyage revenues

14.         Voyage revenues:

The following table shows the voyage revenues earned from time charters, voyage charters and pool agreements for the six-month periods ended June 30, 2023 and 2024, as presented in the consolidated income statements:

	Six months ended June 30,
	2023	2024

Time charters	$241,378	$325,915
Voyage charters	219,666	286,432
Pool revenues	1,677	(82)
	$462,721	$612,265

As of June 30, 2024, trade accounts receivable from voyage charter agreements increased to $30,401 from $24,223 as of December 31, 2023 and are presented under “Trade accounts receivable, net” in the consolidated balance sheets. The outstanding balance is mainly affected by the timing of commencement of revenue recognition. No write-off was recorded in periods presented in connection with the voyage charter agreements.

Further, as of June 30, 2024, capitalized contract fulfilment costs which are recorded under “Other current assets” decreased by $736 compared to December 31, 2023, to $3,539 from $4,275. The outstanding balance is mainly affected by the timing of commencement of revenue recognition.

Under ASC 606, unearned voyage charter revenue represents the consideration received for undelivered performance obligations. The Company recorded $5,556 as unearned revenue related to voyages charter agreements in progress as of December 31, 2023, which were recognized in earnings in the six-month period ended June 30, 2024 as the performance obligations were satisfied in that period. In addition, the Company recorded $12,462 as unearned revenue related to voyage charter agreements in progress as of June 30, 2024, which is presented under “Deferred revenue” in the consolidated balance sheets and will be recognized in earnings as the performance obligations will be satisfied.

The amount invoiced to charterers in connection with the additional revenue for scrubber-fitted vessels under time-charter contracts (included in voyage revenues earned from time charters in the above table) was $29,971 and $27,282 for the six-month periods ended June 30, 2023 and 2024, respectively, and did not include the fuel cost savings from the scrubber-fitted vessels which were employed under voyage charter agreements.

Demurrage income for the six-month periods ended June 30, 2023 and 2024 amounted to $6,608 and $9,666, respectively, and is included in voyage revenues earned from voyage charters in the above table.

The adjustment to Company’s revenues from the vessels operating in the CCL Pool, deriving from the allocated pool result for those vessels as determined in accordance with the agreed-upon formula, for the six-month periods ended June 30, 2023 and 2024 was $2,349 and $(61), respectively, and is included within “Pool Revenues” in the table above. Pool revenues also include other minor participation adjustments.